SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Feb. 02, 2024	May 31, 2022
Stock options	$ 1,131,000		$ 1,131,000
PIPE Convertible Notes	401,200	[1]	928,700	[2]
Common stock - warrants	2,959,092		2,959,092			4,800
Earnout shares	4,500,000		4,500,000
Underwriter warrants	632,500		632,500
Total dilutive	9,623,792		10,151,292
Series A Warrants [Member]
Common stock - warrants	1,409,092		1,409,092		1,409,092
Series B Warrants [Member]
Common stock - warrants	1,550,000		1,550,000		1,550,000

[1]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.
[2]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors